Right-of-use assets, long-term financial assets and lease liabilities - Statement of income/(loss) and cash flow (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements of income/(loss) and cash flows
Depreciation of right-of-use assets	SFr 1,110	SFr 677
Interest expense on lease liabilities	174	113
Expense for short-term leases and leases of low value	690	752
Total	1,975	1,542
Total cash outflow for leases	SFr 1,891	SFr 1,549